Cost of Sales - Schedule of Cost of Sales (Details) (20-F) (Parenthetical) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
COST OF SALES
Inventories expired during the year		$ 24,506	$ 53,856